Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation
2.1 Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Significant accounting policies followed by the Group in the preparation of its accompanying consolidated financial statements are summarized below.

Basis of consolidation
2.2 Basis of consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIE and VIE’s subsidiaries for which the Company is the ultimate primary beneficiary.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in ASC 810,
Consolidations
on accounting for the VIE, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns; or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor with disproportionately fewer voting rights.
All transactions and balances between the Company, its subsidiaries, consolidated VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates
2.3 Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting periods in the consolidated financial statements and accompanying notes. Accounting estimates reflected in the Group’s consolidated financial statements include but are not limited to the useful lives of property, equipment and software, impairment of long-lived assets, valuation allowances for deferred tax assets, valuation of ordinary shares and share-based compensation. Management bases the estimates on historical experience, known trends and various other assumptions that are believed to be reasonable under current circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Foreign currencies
2.4 Foreign curren
c
y
The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and subsidiaries incorporated in Hong Kong and United States of America, is the United States dollars (“US$”). The Group’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries determined their functional currency to be RMB. The determination of the respective functional currency is based on the criteria of ASC 830,
Foreign Currency Matters
.
Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates quoted by authoritative banks prevailing on the transaction dates. Exchange gains and losses resulting from those foreign currency transactions denominated in foreign currencies are recorded in the Consolidated Statements of Comprehensive Loss.
The financial statements of the Company and subsidiaries located outside of the PRC are translated from the functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into RMB at the appropriate historical rates. Revenues, expenses, gain and loss are translated into RMB using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Loss.

Convenience translation
2.5 Convenience translation
Translations of the Consolidated Balance Sheets, the Consolidated Statements of Comprehensive Loss and the Consolidated Statements of Cash Flows from RMB into US$ as of and for the year ended December 31, 2021 are solely for the convenience of the readers and were calculated at the rate of RMB6.3726 per US$1.00 on December 30, 2021 as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate or at any other rate.

Fair value measurements
2.6 Fair value measurements
Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurement for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount and the measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
Financial assets and liabilities of the Group mainly consist of cash and cash equivalents, short-term investments, accounts receivables, amounts due from related parties, prepayments and other current assets, accounts payable, certain accrued expenses and other current liabilities. Except for short-term investments, the carrying values of cash and cash equivalents, accounts receivables, amounts due from related parties, prepayments and other current assets, accounts payable, certain accrued expenses and other current liabilities approximates their fair values due to the short-term maturity of these instruments. The Group reports short-term investments at fair value based on Level 2 measurement.

Cash and cash equivalents
2.7 Cash and cash equivalents
Cash includes cash on hand and deposits held by financial
institutions
that can be added to or withdrawn without limitation or restriction. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities of three months or less.

Short-term investments
2.8 Short-term investments
Short-term investments are wealth management products issued by commercial banks or other financial institutions, which contains fixed or variable interest with original maturities within one year. These investments are stated at fair value. Changes in the fair value are reflected in investment income in the Consolidation Statements of Comprehensive Loss.

Accounts receivable
2.9 Accounts receivable
Accounts receivable are presented net of allowance for doubtful accounts. The Group provides general and specific provisions for bad debts when facts and circumstances indicate that the receivable is unlikely to be collected. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. No allowance for doubtful accounts were recognized for the years ended December 31, 2019, 2020 and 2021.

Property, equipment and software
2.10 Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and impairment, if any. Property, equipment and software are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	3-5 years
Leasehold improvement	Shorter of lease terms or estimated useful lives of the assets
Furniture and fixtures	5 years
Motor vehicles	3-5 years
Software	5 years
The majority of electronic equipment includes servers. The Group recognized the gain or loss on the disposal of property, equipment and software in the Consolidated Statements of Comprehensive Loss.

Intangible Assets
2.11 Intangible assets
Intangible assets purchased are recognized and measured at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives as below:

Category	Estimated useful lives
Domains	10 years

Impairment of long-lived assets
2.12 Impairment of long-lived assets
Long-lived assets are evaluated for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than that the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the asset and its eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the asset, the Group recognizes an impairment loss based on the excess of the carrying value of the asset over the fair value of the asset. No impairment of long-lived assets was recognized for the years ended December 31, 2019, 2020 and 2021.

Revenue recognition
2.13 Revenue recognition
The Group accounted for revenue under ASC 606,
Revenue from Contracts with Customers
, and all periods have been presented under ASC 606. Consistent with the criteria of ASC 606, the Group recognizes revenue to depict the transfer of promised services to customers in an amount that reflects the consideration to which the Group expects to receive in exchange for those services.
To achieve that core principle, the Group applies the five steps defined under ASC 606: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. The Group assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct services. Revenue is recognized upon the transfer of control of promised services to a customer. Revenue is recorded net of value added tax (“VAT”).
The Group generates revenue by providing services to the enterprise customers and job seekers to assist in the recruitment process over mobile apps and websites, which means matching enterprise customers with suitable job seekers through AI matching technology, and stimulating real time interaction between them via in-app communication
tools.
Online recruitment services to enterprise customers
The Group provides online recruitment support services carrying different kinds of features on the Group’s platform, mainly including paid job postings, bulk invite-sending tools, message sending tools and other services. Enterprise customers could also purchase subscription packages which contain an array of features, including popular in-demand jobs
posting and interaction privilege with job seekers during the subscription period.
Based on the historical pattern by which the Group satisfies its performance obligation and how enterprise customers benefit from the Group’s performance obligations, the Group recognizes its revenue from the services provided under two models: time-based model and item-based model.
Time-based model
Under the time-based model, the Group’s obligation is to deliver corresponding services to enterprise customers during a particular subscription period, a certain paid job posting display period, or a certain privilege period for virtual tools such as message sending, etc., ranging from one month up to one year. For the services covered within a particular subscription package, they have the same contract period length during the subscription period. The revenues recognized under this time-based model for the years ended December 31, 2019, 2020 and 2021 were RMB717,721, RMB1,527,671 and RMB3,043,692, respectively.
The Group records the upfront cash payments from the enterprise customers as deferred revenue and then recognizes the revenue on a straight-line basis over the subscription period in which the enterprise customers are entitled to the corresponding privileges, as the Group is standing ready to provide services and a time-based measure of progress best reflects the satisfaction of the performance obligations.
Item-based model
Under the item-based model, the Group’s obligation is to deliver corresponding services in the form of other various virtual tools. Revenues for services provided in form of such virtual tools are recognized at the point in time when the services are provided to the enterprise customers. The Group records the upfront cash payments from the enterprise customers as part of deferred revenue, and then recognizes the revenue at the point in time upon the Group delivers the corresponding services or at the point when the virtual tools expire. The revenues recognized at the point in time under the item-based model for the years ended December 31, 2019, 2020 and 2021 were RMB269,138, RMB399,507 and RMB1,175,334, respectively.
Other services
Other services mainly represent paid value-added services offered to job seekers, including priority placement of their professional profiles, increased resume exposure to enterprise customers, candidate competitive analysis, message filtering services and five-dimensional personality test, etc.
The Group defines enterprise customers who contributed revenue of RMB50 or more annually as key accounts, who contributed revenue between RMB5 and RMB50 annually as mid-sized
accounts, and who contributed revenue of RMB5 or less annually as small-sized
accounts.

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Online recruitment services to enterprise customers
—Key accounts	155,819	330,795	928,360
—Mid-sized accounts	363,282	696,325	1,513,506
—Small-sized accounts	467,758	900,058	1,777,160
Other s	11,861	17,181	40,102

Total	998,720	1,944,359	4,259,128

Arrangements with multiple performance obligations
The Group’s contracts with enterprise customers may include bulk sales of services in the form of virtual tools and services contained in subscription packages, and therefore multiple performance obligations exist. For those services in the form of virtual tools and contained in subscription packages included in bulk sales, the selling prices are consistently made references of the standalone selling prices when sold separately. The Group allocates the transaction price to each performance obligation based on the relative standalone selling price, considering bulk sale price discounts offered to certain enterprise customers where applicable.
Deferred revenue
The Group records deferred revenue when the Group receives enterprise customers’ payments in advance of transferring control of service to customers. Substantially all deferred revenue recorded are expected to be recognized as revenues during the subsequent annual period.
Remaining performance obligations
Remaining performance obligations represent the amount of contracted future revenues not yet recognized as the amounts relate to undelivered performance obligations. Substantially all of Group’s contracts are less than one year in duration. As such, the Group has elected to apply the practical expedient which allows an entity to exclude disclosures about its remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

Cost of revenues
2.14 Cost of revenues
Cost of services consist primarily of settlement costs of
third-party on-line payment
platforms, payroll and other employee-related costs, server
and bandwidth service costs, server
depreciation and other expenses incurred by the Group which are directly attributable to the performance of the Group’s online recruitment support services.

Sales and marketing expenses
2.15 Sales and marketing expenses
Sales and marketing expenses consist primarily of advertising expenses, payroll and other employee-related expenses for the Group’s sales and marketing staff as well as office rental and property management fees for sales functions. Advertising expenses generally represent online traffic acquisition and branding activities costs. For the years ended December 31, 2019, 2020 and 2021, advertising expenses totaled RMB538,940, RMB812,415 and RMB997,650, respectively.

Research and development expenses
2.16 Research and development expenses
Research and development expenses primarily consist of payroll and other employee-related costs and office rental and property management fees for research and development functions. All research and development costs are expensed as incurred.

General and administrative expenses
2.17 General and administrative expenses
General and administrative expenses consist primarily of payroll and other employee-related expenses for the Group’s managerial and administrative staff
,
office rental and property management fees, professional service fees and other administrative expenses.

Employee benefits
2.18 Employee benefits
Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to the employees. Chinese labor regulations require that the PRC subsidiaries
, VIE
and
VIE’s subsidiaries
of the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions made. Total amounts of such employee benefit expenses contributed by the Group, including accrued and unpaid amounts
, were RMB103,817, RMB135,478 and RMB256,533 for the years ended December 31, 2019, 2020 and 2021, respectively.

Share-based compensation
2.19 Share-based compensation
The Group grants share options and restricted share units (“RSUs”) to its management, other key employees and eligible nonemployees. Such compensation is accounted for in accordance with ASC 718,
Compensation-Stock Compensation
. The Group adopted
ASU 2018-07,
 Improvements to Nonemployee Share-Based Payment Accounting,
for the periods presented. Under ASC
2018-07,
the accounting for nonemployees’ share-based awards are similar to the model for employee awards. And forfeitures are accounted for when they occur.
Share-based awards with service conditions only are measured at the grant date fair value of the awards and recognized as expenses using the straight-line method over the requisite service period. Share-based awards that are subject to both service conditions and the occurrence of an IPO or change of control as a performance condition, are measured at the grant date fair value. Cumulative share-based compensation expenses for the awards that have satisfied the service condition were recorded upon the completion of the Company’s IPO in June 2021.
The fair value of share options is estimated using the binomial option-pricing model. The determination of the fair value is affected by the fair value of the ordinary shares as well as assumptions regarding a number of complex and subjective variables, including the expected share price volatility, actual and projected employee and nonemployee share option exercise behavior, risk-free interest rates and expected dividend yield. Binomial option-pricing model incorporates the assumptions about grantees’ future exercise patterns. The fair value of these awards was determined by management with the assistance from an independent valuation firm using management’s estimates and assumptions. The fair value of the RSUs, which were granted subsequent to the completion of the Company’s IPO, is estimated based on the fair value of the underlying ordinary shares of the Company on the grant date.
The assumptions used in share-based compensation expense recognition represent management’s best estimates, but these estimates involve inherent uncertainties and application of management judgment. If factors change or different assumptions are used, the share-based compensation expenses could be materially different for any period. Moreover, the estimates of fair value of the awards are not intended to predict actual future events or the value that ultimately will be realized by grantees who receive share-based awards.

Operating leases
2.20 Operating leases
The Group applied ASC 842,
Leases
, on January 1, 2019 on the modified retrospective basis. The Group determines if an arrangement is a lease at inception. Operating leases are primarily for office and are included in operating lease right-of-use
assets and operating lease liabilities on the Consolidated Balance Sheets. Operating lease right-of-use
assets represent the Group’s right to use an underlying asset for the lease term and operating lease liabilities represent obligation to make lease payments arising from the lease. The operating lease right-of-use
assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease term may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option. Lease expense is recognized on a straight-line basis over the lease term. And the Group has elected the practical expedient to account for lease and non-lease
components as a single lease component. Upon the adoption of ASC 842, the Group recognized operating lease assets of
RMB50,570 and total operating lease liabilities of RMB50,089 on the Consolidated Balance Sheets.
For operating lease with a term of one year or less, the Group has elected to not recognize a lease liability or lease right-of-use
asset on its Consolidated Balance Sheets. Instead, it recognizes the lease payments as expenses on a straight-line basis over the lease term. Short-term lease costs are immaterial to its Consolidated Statements of Comprehensive Loss.

Taxation
2.21 Taxation
Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdiction. The Group accounts for deferred income taxes under the liability method in accordance with ASC 740,
Income Tax
. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the Consolidated Statements of Comprehensive Loss in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized.
The Group recognizes in its consolidated financial statements the benefit of a tax position if the tax position is “more likely than not” to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold is measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group estimates its liability for unrecognized tax benefits which are periodically assessed and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s consolidated financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.
Statutory reserves
2.22 Statutory reserves
The
Company’s subsidiaries, consolidated VIE and VIE’s subsidiaries established in the PRC are required to make appropriations to certain non-distributable reserve
funds.
In accordance with the laws applicable to the
foreign investment enterprises
established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprises
have to make appropriations from
their after-tax profits
as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the after-tax profits
calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.
In addition, in accordance with the PRC Company Law, the Group’s consolidated VIE and VIE’s subsidiaries, registered as Chinese domestic companies, must make appropriations from their after-tax profits
as determined under the PRC GAAP
to non-distributable reserve
funds including statutory surplus fund and discretionary surplus fund on an annual basis. The appropriation to the statutory surplus fund must be 10% of the after-tax profits
as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the respective company.
The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of employees. None of these reserves are allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.
No appropriation to any reserve fund was made for the years ended December 31, 2019, 2020 and 2021.

Comprehensive income
2.23 Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. The Group recognizes foreign currency translation adjustments as other comprehensive income/(loss) in the Consolidated Statements of Comprehensive Loss. As such adjustments do not incur income tax obligations, there are no tax adjustments to arrive at other comprehensive income/(loss) on a net-of-tax
basis.

Segment reporting
2.24 Segment reporting
ASC 280,
Segment Reporting
, establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas and major customers.
Based on the criteria established by ASC 280, the Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer (the “CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. As a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC and substantially all the Group’s revenue is derived from entities within the PRC, no geographical segments are presented.

Loss per share
2.25 Loss per share
Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. The net loss will be adjusted by deducting (1) dividends declared in the period on preferred shares (if any), (2) cumulative dividends on preferred shares (whether or not declared) and (3) deemed dividends as required by U.S. GAAP. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares and potential ordinary shares outstanding during the period. Potential ordinary shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method,
for periods prior to the completion of the IPO, unvested RSUs and shares issuable upon the exercise of share options using the treasury stock method. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect.
The
two-class
method is used for computing earnings per share in the event the Group has net income available for distribution. Using the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights, if applicable. Prior to the completion of the IPO, the computation of basic loss per share using the two-class method
is not applicable as the Company is in a net loss position and the participating securities do not have contractual obligations to share in the loss of the Company. After the completion of the IPO, net loss per share is computed on Class A ordinary shares and Class B ordinary shares combined basis, because both classes have the same dividend rights in the Company’s undistributed net income.

Recent accounting pronouncements
2.26 Recent accounting pronouncements
In June 2016, the FASB amended guidance related to the expected credit loss of financial instruments as part of
ASU 2016-13,
 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial
Instruments
. In November 2019, the FASB issued ASU
2019-10,
which amends the effective date for credit losses as follows: for public business entities that meet the definition of an SEC filer, excluding entities eligible to be SRCs as defined by the SEC, the standard is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years; for all other entities, the standard is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The standard is effective for the Group’s fiscal year beginning January 1, 2023. The ASU is not expected to have a material impact on the consolidated financial statements.
In December 2019, the FASB issued
ASU 2019-12,
Simplifying the Accounting for Income Taxes
, to remove specific exceptions to the general principles in Topic 740 and to simplify accounting for income taxes. The standard is effective for public companies for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The standard is effective for the Group’s fiscal year beginning January 1, 2022. The ASU is currently not expected to have a material impact on the consolidated financial statements.